Summary of Lease Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Leases [Abstract]
Current portion of lease liabilities	$ 1,064	$ 529
Noncurrent portion of lease liabilities	9,244	3,642
Total lease liabilities	$ 10,308	$ 4,171